Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USA Mutuals Barrier Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs, and potentially higher taxes, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 166.95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	166.95%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that you reinvest all distributions, and that the Fund’s operating expenses remain the same each year.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund, a diversified investment company, invests primarily in equity securities (i.e., common stocks, preferred stocks and securities convertible into common stocks) of small, medium and large capitalization companies, which include U.S. issuers and foreign issuers, including those whose securities are traded in foreign jurisdictions, as well as those whose securities are traded in the U.S. as American Depositary Receipts (“ADRs”).

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that derive a significant portion of their revenues from a group of industries that have significant barriers to entry including the alcoholic beverages, tobacco, gaming and defense/aerospace industries.  The Fund will concentrate at least 25% of its net assets in this group of barrier to entry industries (but no more than 80% of its net assets in any single industry).

The Fund will also participate in other strategies in an attempt to generate incremental returns, including short selling of securities and certain options strategies.  Use of these strategies may vary depending upon market and other conditions, and may be limited by regulatory and other constraints to which the Fund is subject.

For cash management purposes, the Fund may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility.  Investments in the Fund are subject to the following principal risks:

•	you could lose all or portion of your investment in the Fund;

•	certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market;

•
investment strategies employed by USA Mutuals Advisors, Inc. (the “Advisor”), the Funds’ investment advisor, in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments;

•	asset allocation to a particular strategy may not reflect actual market movement or the effect of economic conditions;

•
because the Fund will concentrate at least 25% of its net assets in the group of four barrier to entry industries identified in this Prospectus, the Fund may be subject to the risks affecting those industries, including the risk that the securities of companies within those industries will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting those industries, more than would a fund that invests in a wide variety of industries;

•	investing in small- to mid-capitalization companies whose performance can be more volatile and who face greater risk of business failure could increase the volatility of the Fund’s portfolio;

•	the Fund may have difficulty selling small- to mid-capitalization securities during a down market due to lower liquidity;

•	political, social or economic instability in foreign developed and emerging markets may cause the value of the Fund’s investments in foreign securities to decline;

•
unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer, and there is less information available about unsponsored ADRs than sponsored ADRs; unsponsored ADRs are also not obligated to pass through voting rights to the Fund;

•	currency-rate fluctuations due to political, social or economic instability may cause the value of the Fund’s investments to decline;

•
investing in derivatives, specifically call and put options, for hedging purposes and to reduce Fund volatility, as well as direct investment may subject the Fund to losses if the derivatives do not perform as expected; and

•
if the value of a security sold short increases prior to the scheduled delivery date the Fund will lose money, since the Fund must pay more for the security than it has received from the purchaser in the short sale.

Risk Lose Money [Text]	rr_RiskLoseMoney	you could lose all or portion of your investment in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  The information shown assumes reinvestment of distributions.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available through the Fund’s website at www.usamutuals.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.usamutuals.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Barrier Fund - Investor Class Shares(1) Calendar Year Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart or in the best and worst quarterly returns set forth below. If sales loads were reflected, the returns shown would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
(1)
The returns shown in the bar chart are for the Fund’s Investor Class shares.  Institutional Class, Class A and Class C shares have substantially similar returns because the Fund’s Institutional Class, Investor Class, Class A and Class C shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses.  Sales loads are not reflected in the bar chart or in the best and worst quarterly returns set forth below.  If sales loads were reflected, the returns shown would have been lower.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The calendar year-to-date return for the Fund’s Investor Class shares as of June 30, 2014 was 3.07%.  During the period shown in the bar chart, the best performance for a quarter was 16.25% (for the quarter ended December 31, 2004).  The worst performance was -20.12% (for the quarter ended December 31, 2008).

Year to Date Return, Label	rr_YearToDateReturnLabel	calendar year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.12%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares and will vary for Institutional Class, Class A and Class C shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Investor Class shares and will vary for Institutional Class, Class A and Class C shares.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (Investor Class Shares) (For the periods ended December 31, 2013)
S&P 500 Index® (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index® (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2002
USA Mutuals Barrier Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the shares redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,477
USA Mutuals Barrier Fund - Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the shares redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,757
Annual Return 2004	rr_AnnualReturn2004	24.37%
Annual Return 2005	rr_AnnualReturn2005	6.41%
Annual Return 2006	rr_AnnualReturn2006	23.16%
Annual Return 2007	rr_AnnualReturn2007	17.76%
Annual Return 2008	rr_AnnualReturn2008	(41.57%)
Annual Return 2009	rr_AnnualReturn2009	12.71%
Annual Return 2010	rr_AnnualReturn2010	18.04%
Annual Return 2011	rr_AnnualReturn2011	10.82%
Annual Return 2012	rr_AnnualReturn2012	21.16%
Annual Return 2013	rr_AnnualReturn2013	32.19%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.19%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	18.75%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.23%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.24%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2002	[1]
USA Mutuals Barrier Fund - Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.80%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	18.49%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.98%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.02%	[1]
USA Mutuals Barrier Fund - Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.46%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.27%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.47%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.45%	[1]
USA Mutuals Barrier Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the shares redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	716
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,013
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,332
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,231
USA Mutuals Barrier Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the shares redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	225
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	694
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,190
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,554

[1]	The returns in the table are for Investor Class shares but Institutional Class, Class A and Class C shares would have substantially similar annual returns because the Fund's Investor Class, Institutional Class, Class A and Class C shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses. Sales loads are not reflected in the table. If sales loads were reflected, the returns shown would have been lower.
[2]	The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Rule 12b-1 Plan") under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Rule 12b-1 Plan, the Fund may pay an annual Rule 12b-1 distribution fee of up to 0.50% for Class A shares. For the 12-month period covered by this Prospectus, the Fund's Board of Trustees (the "Board of Trustees") has authorized a Rule 12b-1 distribution fee of only 0.25% for Class A shares.